Employment Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Employment Agreements
Employment Agreements

Note 9. Employment Agreements:

Erez Aminov

On April 28, 2023, the Company entered into an employment agreement with Mr. Erez Aminov pursuant to which Mr. Aminov serves as the Company’s Chief Executive Officer on a full-time basis. Mr. Aminov’s employment agreement provides that his employment will be on an at-will basis and can be terminated by either Mr. Aminov or the Company at any time and for any reason. Under the agreement, Mr. Aminov will receive an initial base salary of $0.11 million per year. In the event that Mr. Aminov’s employment is terminated by the company without “Cause” or is terminated by Mr. Aminov for “Good Reason”, Mr. Aminov will be entitled to severance compensation in the form of salary continuation for a period of three months (subject to Mr. Aminov executing and delivering a customary general release in favor of the company).

On August 17, 2023, Mr. Aminov received a $0.12 million cash bonus net of federal, state, local and income taxes related to the successful completion of the IPO.

On August 28, 2023, the Company amended Mr. Aminov’s employment agreement to increase his yearly compensation from its current amount of $0.11 million to $0.2 million per year, effective August 1, 2023.

Michelle Yanez

On April 28, 2023, the Company entered into an employment agreement with Ms. Michelle Yanez pursuant to which Ms. Yanez serves as the Company’s Chief Financial Officer on a full-time basis. Ms. Yanez’s employment agreement provides that her employment will be on an at-will basis and can be terminated by either Ms. Yanez or the company at any time and for any reason. Under the agreement, Ms. Yanez will receive an initial base salary of $0.17 million per year. In the event that her employment is terminated by the company without “Cause” or is terminated by Ms. Yanez for “Good Reason”, Ms. Yanez will be entitled to severance compensation in the form of salary continuation for a period of three months (subject to Ms. Yanez executing and delivering a customary general release in favor of the company).

On August 17, 2023, Ms. Yanez received a $0.05 million cash bonus net of federal, state, local and income taxes related to the successful completion of the IPO.

Chris Chapman

On April 28, 2023, the Company entered into an employment agreement with Dr. Chris Chapman pursuant to which Dr. Chapman serves as the Company’s Executive Chairman. Dr. Chapman’s employment agreement provides that his employment will be on a part-time basis whereby Dr. Chapman will devote 50% of his full business time and effort to the business and affairs of the company, and it further provides that such employment will be on an at-will basis and can be terminated by either Dr. Chapman or the company at any time and for any reason. Under the agreement, Dr. Chapman will receive an initial base salary of $0.15 million per year. In the event that Dr. Chapman’s employment is terminated by the company without “Cause” or is terminated by Dr. Chapman for “Good Reason”, Dr. Chapman will be entitled to severance compensation in the form of salary continuation for a period of three months (subject to Dr. Chapman executing and delivering a customary general release in favor of the company).

On August 17, 2023, Dr. Chapman received a $0.05 million cash bonus net of federal, state, local and income taxes related to the successful completion of the IPO.

On August 28, 2023, the Company amended Dr. Chapman’s employment agreement to indicate that he works part-time on an as needed basis for the Corporation, rather than fifty percent (50%) of the time, effective August 1st, 2023.

On October 13, 2023, the Company amended Dr. Chapman’s employment agreement to reflect a temporary reduction in his compensation from $0.15 million per year to $0.05 million per year, to extend for a period of 90 days. After the 90-day period, Dr. Chapman’s compensation shall be reinstated to the amount in his employment agreement of $0.15 million per year.

Christos Nicholoudis

On April 28, 2023, the Company entered into an employment agreement with Christos Nicholoudis pursuant to which Mr. Nicholoudis serves as the Company’s General Counsel. Mr. Nicholoudis’ employment agreement provides that Mr. Nicholoudis will devote 50% of his full business time and effort to the business and affairs of the company, and it further provides that such employment will be on an at-will basis and can be terminated by either Mr. Nicholoudis or the company at any time and for any reason. Under the agreement, Mr. Nicholoudis will receive an initial base salary of $0.075 million per year. In the event that Mr. Nicholoudis employment is terminated by the company without “Cause” or is terminated by Mr. Nicholoudis for “Good Reason”, Mr. Nicholoudis will be entitled to severance compensation in the form of salary continuation for a period of three months (subject to Mr. Nicholoudis executing and delivering a customary general release in favor of the company).

On August 17, 2023, Mr. Nicholoudis received a $0.025 million cash bonus net of federal, state, local and income taxes related to the successful completion of the IPO.

Note 9 – Consulting and employment agreements:

On April 1, 2022, the Company entered into a Consulting Agreement with Dr. Chapman pursuant to which he provided regulatory and drug development consulting services to the Company on an as-requested basis. Pursuant to the Consulting Agreement, he was to be paid a one-time fee of $0.1 million upon the completion of the anticipated offering (of which $0.05 million was prepaid in in the first quarter of 2022) plus a monthly fee of $0.02 million thereafter. The monthly fee was to begin upon the completion of the offering. He was also reimbursed for reasonable out-of-pocket expenses incurred in connection with his duties under the Consulting Agreement. The agreement had a term of one year with an automatic one-year extension, provided that either party could terminate the agreement without cause upon 30-days prior written notice.

In his capacity as a consultant, Dr. Chapman was also granted on June 15, 2022, an option to purchase up to 200,000 shares of the Company’s common stock at an exercise price of $5.00 per share. This option was granted under the Company’s 2022 Omnibus Plan and vested as to 25% of the option shares on the date of grant, with the balance vesting in one-third increments on each of the three successive anniversaries of the grant date. Any unvested portion of the option will vest in full upon a “change of control” of our company within the meaning of the 2022 Omnibus Plan. The option has a term of 10-years, subject to earlier termination upon certain terminations of Dr. Chapman’s position as a consultant to the Company. In his capacity as a Board Director, Dr. Chapman was also granted on June 15, 2022, an option to purchase up to 20,000 shares of the Company’s common stock at an exercise price of $5.00 per share. This option was granted under the Company’s 2022 Omnibus Plan and vested as to 100% of the option shares on the date of grant. The option has a term of 10-years, subject to earlier termination upon certain terminations of Dr. Chapman’s position as a director of the Company.